Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brazilian real [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	5.57	5.18
Average foreign exchange rate	5.66	5.14
New Peruvian Sol [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	3.99	3.62
Average foreign exchange rate	4.04	3.60
Japanese yen [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	115.18	103.30
Average foreign exchange rate	113.87	103.81
Euro [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.88	0.81
Average foreign exchange rate	0.88	0.82
Mexican peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	20.54	19.93
Average foreign exchange rate	20.90	19.97
Australian dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	1.38	1.30
Average foreign exchange rate	1.40	1.33
Pound Sterling [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	0.74	0.74
Average foreign exchange rate	0.75	0.74
South African rand [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	15.94	14.61
Average foreign exchange rate	15.88	14.88
Chilean peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	844.69	710.95
Average foreign exchange rate	849.46	731.92
Chinese yuan [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	6.38	6.51
Average foreign exchange rate	6.37	6.53
Indian rupee [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	74.42	73.30
Average foreign exchange rate	75.40	73.65
Thai Baht [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	33.32	29.94
Average foreign exchange rate	33.55	30.08
Turkish lira [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	13.28	7.36
Average foreign exchange rate	13.54	7.70
Uf [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	36.69	40.89
Average foreign exchange rate	36.48	39.73